Other disclosures - Summary of fair values of financial assets and liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	€ 234,834	€ 230,253
Non-trading financial assets mandatorily at fair value through profit or loss	5,724	6,130
Financial assets designated at fair value through profit or loss	8,791	7,915
Financial assets designated at fair value through other comprehensive income	75,801	89,898
Hedging derivatives (assets)	4,628	5,672
Financial liabilities held for trading	155,682	152,151
Financial liabilities designated at fair value through profit or loss	35,513	36,360
Hedging derivatives (liabilities)	4,431	4,752
Liabilities under insurance contracts	18,343	17,829
Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	87,907	88,147
Non-trading financial assets mandatorily at fair value through profit or loss	1,859	2,037
Financial assets designated at fair value through profit or loss	2,813	2,744
Financial assets designated at fair value through other comprehensive income	53,901	67,680
Financial liabilities held for trading	28,026	29,974
Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	146,927	142,106
Non-trading financial assets mandatorily at fair value through profit or loss	3,865	4,093
Financial assets designated at fair value through profit or loss	5,978	5,171
Financial assets designated at fair value through other comprehensive income	21,900	22,218
Hedging derivatives (assets)	4,628	5,672
Financial liabilities held for trading	127,656	122,177
Financial liabilities designated at fair value through profit or loss	35,513	36,360
Hedging derivatives (liabilities)	4,431	4,752
Liabilities under insurance contracts	€ 18,343	€ 17,829